Goodwill and Identifiable Intangible Assets - Summary of Intangible assets, net (Details) - MARIADB CORPORATION AB [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 1,892	$ 1,278
Accumulated Amortization	(772)	(572)
Net Book Value	1,120	706
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	711	590
Accumulated Amortization	(240)	(179)
Net Book Value	471	411
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	780	340
Accumulated Amortization	(289)	(207)
Net Book Value	491	133
Website
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	251	251
Accumulated Amortization	(205)	(153)
Net Book Value	46	98
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	150	97
Accumulated Amortization	(38)	(33)
Net Book Value	$ 112	$ 64